Stockholders' Equity - Narrative - Common Stock (Detail)				3 Months Ended		6 Months Ended		12 Months Ended			27 Months Ended	31 Months Ended
	Aug. 13, 2015	Feb. 27, 2014 USD ($)	Sep. 03, 2013 USD ($) shares	Jun. 30, 2019 USD ($) Vote	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Vote shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Vote shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 24, 2016 USD ($) shares	Mar. 24, 2016 USD ($) shares
Class of Stock [Line Items]
Number of votes per share | Vote				1		1		1
Commissions on sales of common stock and related dealer manager fees to affiliates					$ (32,414)		$ (32,414)	$ (32,414)		$ 17,659,380
Share-based compensation expense						$ 27,792	27,678	74,617	$ 79,858	100,060
Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense						$ 62,467		$ 90,259
Weighted-average remaining term						9 months 10 days		1 year
"Forfeited shares (in shares) | shares" | shares						0		0
Common Stock [Member] | Independent Directors Compensation Plan [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share-based compensation expense				$ 13,896	13,839	$ 27,792	27,678	$ 74,617	79,858	100,060
Number of equal annual vesting installments	4 years
Common Stock [Member] | Independent Directors Compensation Plan [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
Share-based compensation expense				$ 13,896	$ 13,839	$ 27,792	$ 27,678	$ 74,617	$ 79,858	$ 100,060
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares) | shares						53,615,560		52,921,670			48,625,651	48,625,651
Proceeds from issuance of common stock						$ 799,097,238		$ 788,339,974			$ 724,849,631	$ 640,012,497
Net proceeds from the issuance of common stock						$ 714,260,104		$ 703,502,840
Common Stock [Member] | IPO [Member] | Independent Directors Compensation Plan [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Public offering proceeds		$ 2,000,000
Common Stock [Member] | Distribution Reinvestment Plan [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares) | shares						6,001,533		5,307,643			1,011,561	1,011,561
Proceeds from issuance of common stock						$ 88,662,359		$ 77,905,095			$ 14,414,752	$ 14,414,752
Commissions on sales of common stock and related dealer manager fees to affiliates						$ 84,837,134		$ 84,837,134
Common Stock [Member] | Sponsor [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares) | shares			13,500
Issuance of common stock			$ 202,500